Offsets	Sep. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	PETROBRAS - PETROLEO BRASILEIRO SA
Form or Filing Type	F-3
File Number	333-283981-01
Initial Filing Date	Dec. 20, 2024
Fee Offset Claimed	$ 301,313.04
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 479,478.00
Termination / Withdrawal Statement	The registrants previously registered an indeterminate amount of securities having an aggregate offering price of up to U.S.$10,000,000,000 pursuant to a Registration Statement on Form F-3 Nos. 333-229096 and 333-229096-01, filed on December 28, 2018 (the "2018 Registration Statement"), and paid a total registration fee of U.S.$1,212,000. In March 1, 2019, the registrants filed an amendment to the 2018 Registration Statement to increase the amount of securities that could be issued thereunder to U.S.$15,000,000,000 and carried forward filing fees of U.S.$606,000 previously paid on December 28, 2018 in connection with securities previously registered under Registration Statement on Form F-3 Nos. 333-227087 and 333-227087-01 (together with the 2018 Registration Statement, the "Prior Registration Statements"). Pursuant to Rule 457(p), U.S.$479,478 of the registration fees paid in connection with unsold securities registered under the Prior Registration Statements (the offering of which unsold securities has been terminated) remain available to be applied to registration fees due under this Registration Statement on Form F-3ASR Nos. 333-283981 and 333-283981-01. After the filing of the final prospectus supplement to which this Exhibit is attached, US$178,165 of registration fees paid in connection with the Prior Registration Statements remain available for future fee offsets.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	PETROBRAS - PETROLEO BRASILEIRO SA
Form or Filing Type	F-3
File Number	333-229096-01
Filing Date	Dec. 28, 2018
Fee Paid with Fee Offset Source	$ 301,313.04